Taxation - Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance for credit loss		$ 198,005	$ 213,390
Inventories write-down		32,487	37,746
Lease Liabilities		1,304
Net operating loss carry forwards		66,563	78,210
Deferred tax assets, gross		298,359	329,346
Less: valuation allowance		(66,563)	(78,210)
Deferred tax assets, net		231,796	251,136
Deferred tax liabilities:
Right-of-use assets		1,304
Depreciation	[1]	24,610	138,220
Deferred tax liabilities		25,914	138,220
Net deferred tax assets		$ 205,882	$ 112,916

[1]	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.